Shareholders' Equity - Additional Information (Details)			3 Months Ended
	Aug. 20, 2020 USD ($) shares	Aug. 11, 2020 USD ($) shares	Mar. 31, 2021 USD ($) shares	Mar. 31, 2021 GBP (£) £ / shares shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 £ / shares	Aug. 20, 2020 £ / shares	Aug. 11, 2020 £ / shares	Mar. 31, 2020 £ / shares
Class Of Stock [Line Items]
Ordinary shares, authorized				160,000,000	160,000,000
Ordinary shares, par value | £ / shares				£ 0.00001		£ 0.00001			£ 0.00001
Common stock, voting rights			Each holder of ordinary shares is entitled to one vote per ordinary share
Dividends declared or paid | $			$ 0
Newly issued shares, nominal value per share | £ / shares				1.00
Deferred share, nominal value | £ / shares				0.00001
Common stock, conversion basis			different classes of shares were converted into a single class of ordinary shares
Reverse split, description			1-for-0.159 reverse split
Reverse split, ratio			6.289
Deferred shares voting rights			no
Deferred shares transfer of shares, consideration | $			$ 0
Number of deferred shares cancelled			142,443,366
Deferred shares conversion rights			no available conversion rights
Freeline Therapeutics Limited
Class Of Stock [Line Items]
Deferred shares, par value | £ / shares				0.00001
Number of deferred shares cancelled			275,784
American Depository Shares
Class Of Stock [Line Items]
Net proceeds from initial public offering | $	$ 161,800,000
Underwriting discounts, commissions and offering expense | $	$ 12,500,000
American Depository Shares | IPO
Class Of Stock [Line Items]
Issuance of shares, Shares		8,823,529
Ordinary shares, price per share | £ / shares								£ 18.00
Net proceeds from initial public offering | $		$ 147,700,000
American Depository Shares | Overallotment Options to Underwriters
Class Of Stock [Line Items]
Issuance of shares, Shares	1,128,062
Ordinary shares, price per share | £ / shares							£ 18.00
Net proceeds from initial public offering | $	$ 18,900,000
Deferred Shares of £0.00001 Par Value
Class Of Stock [Line Items]
Deferred shares, par value | £ / shares				£ 0.00001		0.00001
Number of deferred shares cancelled			144,500,094
Number of deferred shares converted from ordinary shares			1,780,944
Deferred shares, issued				28,847	144,517,898
Deferred Shares of £0.001 Par Value
Class Of Stock [Line Items]
Deferred shares, par value | £ / shares				£ 0.001		£ 0.001
Deferred share, nominal value | £ / shares				0.99999
Number of deferred shares cancelled			100,000,000
Deferred shares, issued					123,638,835
Deferred shares subsequent reduction in par value per share | £ / shares				£ 0.001
Aggregate nominal residual value | $					$ 200,000
Share capital to re-register | £				£ 50,000
Number of remaining deferred shares cancelled			23,638,835
Deferred Shares of £0.001 Par Value | Freeline Therapeutics Limited
Class Of Stock [Line Items]
Deferred shares, issued					123,638,835
E Ordinary Shares
Class Of Stock [Line Items]
Number of ordinary shares converted			1,249,462
F Ordinary Shares
Class Of Stock [Line Items]
Number of ordinary shares converted			531,482
Deferred Shares of £ 100,000 Par Value
Class Of Stock [Line Items]
Deferred shares, par value | £ / shares				£ 100,000
Deferred share, nominal value | £ / shares				£ 100,000
Deferred shares, issued				1